1320433

FORM D

05046773

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	May 31, 2005
Estimated average burden hours per response	16.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Series A Preferred Stock

Filing Under (Check box(es) that apply) ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Enterprise Elements, Inc.

Address of Executive Offices	(Number and Street, City. State. Zip Code)	Telephone Number (Including Area Code)
11654 Plaza America Drive, Suite 639	**Reston, Virginia 20191**	**703.755.6074**
Address of Principal Business Operations (if different from Executive Offices)	(Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)

Brief Description of Business

PROCESSED
MAR 11 2005
THOMSON FINANCIAL

Type of Business Organization
☒ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 09 Year 2004 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) DE

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U S Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must he manually signed. Any copies not manually signed must he photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed

ATTENTION

Failure to file notice in the appropriate states will not result in a lost of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice

SEC 1972 (6-02)

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

DeWoolfson, B. Randall

Business or Residence Address (Number and Street, City, State, Zip Code)

C/o Enterprise Elements, Inc., 11654 Plaza America Drive, Suite 639, Reston, Virginia 20191

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Temaner, Marco

Business or Residence Address (Number and Street, City, State, Zip Code)

C/o Enterprise Elements, Inc., 11654 Plaza America Drive, Suite 639, Reston, Virginia 20191

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Kaplan, Allan W.

Business or Residence Address (Number and Street, City, State, Zip Code)

C/o Enterprise Elements, Inc., 11654 Plaza America Drive, Suite 639, Reston, Virginia 20191

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Brodley, Barbara Scott

Business or Residence Address (Number and Street, City, State, Zip Code)

2400 N. Lakeview, Chicago, Illinois 60614

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Brodley, Robert D.

Business or Residence Address (Number and Street, City, State, Zip Code)

2400 N. Lakeview, Chicago, Illinois 60614

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Walsh, James R.

Business or Residence Address (Number and Street, City, State, Zip Code)

810 Pleasant Lane, Glenview, Illinois 60025-1932

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Fuller, Sarah

Business or Residence Address (Number and Street, City, State, Zip Code)

1224 Linden Avenue, Glenview, Illinois 60025

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE

2 What is the minimum investment that will be accepted from any individual? N/A

		Yes	No
3	Does the offering permit joint ownership of a single unit?	☐	☒

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City. State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet. as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$0	$0
Equity*	$1,500,000.00	$556,619.00
☐ Common ☒ Preferred		
*Each one share of Series A Preferred Stock purchased entitles the purchaser to receive a common stock warrant for 0.848 of a share of common stock.		
Convertible Securities (including warrants)	$0	$0
Partnership Interests	$0	$0
Other (Specify)	$0	$0
Total	$1,500,000.00	$556,619.00

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investor	5	$556,619.00
Non-accredited Investors	0	$0
Total (for filings under Rule 504 only)	0	$0

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C – Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	0	$0
Regulation A	0	$0
Rule 504	0	$0
Total	0	$0

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$0
Printing and Engraving Costs	☐	$0
Legal Fees	☒	$15,000.00
Engineering Fees	☐	$0
Sales Commissions (specify finders' fees separately)	☐	$0
Other Expenses (identify) ____	☐	$0
Total	☒	$15,000.00

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses furnished in response to Part C – Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $541,619.00

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed musts equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b above.

		Payments to Officers, Directors, & Affiliates		Payments to Others
Salaries and fees	☐	$0	☐	$0
Purchase of real estate	☐	$0	☐	$0
Purchase, rental or leasing and installation of machinery and equipment	☐	$0	☐	$0
Construction or leasing of plant buildings and facilities	☐	$0	☐	$0
Acquisition of other business (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐	$0	☐	$0
Repayment of indebtedness	☐	$0	☐	$0
Working capital	☐	$0	☒	$541,619.00
Other (specify) ______	☐	$0	☐	$0
Column Totals	☐	$0	☒	$541,619.00
Total Payments Listed (column totals added)	☐	$0	☒	$541,619.00

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Enterprise Elements, Inc.	[signature]	**March 3, 2005**
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Allan W. Kaplan	**Secretary**	

ATTENTION

International misstatements or omissions of fact constitute federal criminal violations (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ☒

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed a notice on Form D (17 CFR 239.500) at such times as required by state law

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Enterprise Elements, Inc.	[signature]	**March 3, 2005**
Name (Print or Type)	Title (Print or Type)	
Allan W. Kaplan	**Secretary**	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX										
1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)		
State	Yes	No	Series A Preferred Stock	Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL	☐	☐						☐	☐
AK	☐	☐						☐	☐
AZ	☐	☐						☐	☐
AR	☐	☐						☐	☐
CA	☐	☐						☐	☐
CO	☐	☐						☐	☐
CT	☐	☐						☐	☐
DE	☐	☐						☐	☐
DC	☐	☐						☐	☐
FL	☐	☐						☐	☐
GA	☐	☐						☐	☐
HI	☐	☐						☐	☐
ID	☐	☐						☐	☐
IL	☐	☒	$556,619	5	$556,619	0	$0	☐	☒
IN	☐	☐						☐	☐
IA	☐	☐						☐	☐
KS	☐	☐						☐	☐
KY	☐	☐						☐	☐
LA	☐	☐						☐	☐
ME	☐	☐						☐	☐
MD	☐	☐						☐	☐
MA	☐	☐						☐	☐
MI	☐	☐						☐	☐
MN	☐	☐						☐	☐

APPENDIX									
1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No	**Series B Convertible Preferred Stock**	**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	Yes	No
MS	☐	☐						☐	☐
MO	☐	☐						☐	☐
MT	☐	☐						☐	☐
NE	☐	☐						☐	☐
NV	☐	☐						☐	☐
NH	☐	☐						☐	☐
NJ	☐	☐						☐	☐
NM	☐	☐						☐	☐
NY	☐	☐						☐	☐
NC	☐	☐						☐	☐
ND	☐	☐						☐	☐
OH	☐	☐						☐	☐
OK	☐	☐						☐	☐
OR	☐	☐						☐	☐
PA	☐	☐						☐	☐
RI	☐	☐						☐	☐
SC	☐	☐						☐	☐
SD	☐	☐						☐	☐
TN	☐	☐						☐	☐
TX	☐	☐						☐	☐
UT	☐	☐						☐	☐
VT	☐	☐						☐	☐
VA	☐	☐						☐	☐
WA	☐	☐						☐	☐
WV	☐	☐						☐	☐
WI	☐	☐						☐	☐

APPENDIX										
1	2 Intend to sell to non-accredited investors in State (Part.B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
WY	☐	☐						☐	☐
PR	☐	☐						☐	☐

FORM U-2

UNIFORM CONSENT TO SERVICE OF PROCESS

KNOW ALL MEN BY THESE PRESENTS:

That the undersigned, **Enterprise Elements, Inc.**, a corporation organized under the laws of the state of Delaware, for purposes of complying with the laws of the states indicated hereunder relating to (i) either the registration or sale of securities or (ii) the furnishing of investment advisory services, hereby irrevocably appoints the officers of the states so designated hereunder and their successors in such offices, its attorney in those states so designated upon whom may be served any notice, process or pleading in any action or proceeding against it rising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of the states so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the states so designated hereunder by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of that state and have been served lawfully with process in that state.

It is requested that a copy of any notice, process or pleading served hereunder be mailed to:

Lawrence T. Yanowitch, Esq.
Shaw Pittman LLP, 1650 Tysons Blvd., McLean, Virginia 22102

Place an "X" before the name of all the states for which the person executing this form is appointing the designated officer of each state as its attorney in that state for receipt of service of process:

_____	ALABAMA	Secretary of State	_____	IDAHO	Director, Department of Finance
_____	ALASKA	Administrator (Commissioner of Commerce and Development	_X_	ILLINOIS	Secretary of State
_____	ARIZONA	The Corporation Commission	_____	INDIANA	Secretary of State
_____	ARKANSAS	The Securities Commissioner	_____	IOWA	Administrator (Commissioner of Insurance)
_____	CALIFORNIA	Commissioner of Corporations	_____	KANSAS	Secretary of State
_____	COLORADO	Securities Commissioner	_____	KENTUCKY	Commissioner of Department of Financial Institutions
_____	CONNECTICUT	Banking Commissioner of Department of Banking	_____	LOUISIANA	Commissioner of Financial Institutions
_____	DELAWARE	Division of Securities	_____	MAINE	Securities Administrator
_____	DISTRICT OF COLUMBIA	Public Service Commission	_____	MARYLAND	Securities Commissioner
_____	FLORIDA	Department of Banking and Finance	_____	MASSACHUSETTS	Secretary of the Commonwealth
_____	GEORGIA	Commissioner of Securities	_____	MICHIGAN	Administrator, Corporation and Securities Bureau of the Department of Commerce
_____	HAWAII	Department of Commerce & Consumer	_____	MINNESOTA	Department of Commerce

		Affairs			
_____	MISSISSIPPI	Secretary of State's Office	_____	PENNSYLVANIA	Does not require filing of a Consent to Service of Process
_____	MISSOURI	Commissioner of Securities	_____	PUERTO RICO	Commissioner of Financial Institutions (Administrator)
_____	MONTANA	Office of the State Auditor	_____	RHODE ISLAND	Director, Department of Business Regulation
_____	NEBRASKA	Director of Banking & Finance	_____	SOUTH CAROLINA	Attorney (ex officio Securities Commission)
_____	NEVADA	Administrator of Securities Division of the Office of the Secretary of State	_____	SOUTH DAKOTA	Director, Division of Securities
_____	NEW HAMPSHIRE	Secretary of State	_____	TENNESSEE	Commissioner of Commerce & Insurance
_____	NEW JERSEY	Chief, Bureau of Securities	_____	TEXAS	Securities Commissioner
_____	NEW MEXICO	Director, Securities Division of Regulation and Licensing Department	_____	UTAH	Director, Division of Securities
_____	NEW YORK	Secretary of State	_____	VERMONT	Commissioner of Banking, Insurance & Securities
_____	NORTH CAROLINA	Secretary of State (Administrator)	_____	VIRGINIA	Clerk, State Corporation Commission
_____	NORTH DAKOTA	Securities Commissioner	_____	WASHINGTON	Director, Department of Financial Institutions
_____	OHIO	Secretary of State	_____	WEST VIRGINIA	Commissioner of Securities (Auditor of State)
_____	OKLAHOMA	Securities Administrator	_____	WISCONSIN	Department of Financial Institutions
_____	OREGON	Director, Department of Consumer & Business Services	_____	WYOMING	Secretary of State

Dated this 3rd day of March, 2005

ENTERPRISE ELEMENTS, INC

By: ________________________
Allan W. Kaplan, Secretary

2/3

CORPORATE ACKNOWLEDGMENT

COMMONWEALTH OF VIRGINIA)
)SS:
COUNTY OF Fairfax)

On this 3 day of March, 2005, before me, the undersigned officer, personally appeared Allan W. Kaplan, known personally to me to be the Secretary of the above named corporation and acknowledged that he, as an officer being authorized so to do, executed the foregoing instrument for the purposes therein contained, by signing the name of the corporation by himself as an officer.

IN WITNESS WHEREOF, I have hereunto set my hand and official seal.

Notary Public/Commissioner of Oaths

(SEAL)

My Commission Expires: December 2008